U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


     1. Name and address of issuer:  Seligman  Portfolios,  Inc.
                                     100 Park Avenue
                                     New York, NY 10017

     2. Name of each series or class of funds for which this notice is filed:

                      Seligman Capital Portfolio
                      Seligman Cash Management Portfolio
                      Seligman Common Stock Portfolio
                      Seligman Communication & Information Portfolio Seligman Fixed Income Securities Portfolio
                      Seligman Frontier Portfolio
                      Seligman Henderson Global Portfolio
                      Seligman Henderson Global Smaller Companies Portfolio Seligman High-Yield Bond Portfolio
                      Seligman Income Portfolio

     3. Investment Company Act File Number: 811-5221


        Securities Act File Number:                             33-15253


     4. Last day of fiscal year for which this notice is filed: 12/31/95


     5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                                                [      ]


     6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable:



     7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:


     8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:



     9. Number and aggregate sale price of securities sold during the fiscal year:

                                                         SHARES       SALE PRICE
  Seligman Capital Portfolio                             249,315      3,644,132
  Seligman Cash Management Portfolio                   8,777,316      8,777,316
  Seligman Common Stock Portfolio                        774,502     12,080,361
  Seligman Communication & Information Portfolio       2,671,618     40,177,251
  Seligman Fixed Income Securities Portfolio             163,348      1,663,791
  Seligman Frontier Portfolio                            877,490     11,465,250
  Seligman Henderson Global Portfolio                    214,972      2,562,937
  Seligman Henderson Global Smaller Companies Portfolio  411,729      4,665,265
  Seligman High-Yield Bond Portfolio                     309,043      3,188,047
  Seligman Income Portfolio                              503,341      5,397,195
                                                        --------     ----------
                                TOTAL                 14,952,674     93,621,545

                                        Page (2)

     10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
                                                          SHARES     SALE PRICE
  Seligman Capital Portfolio                             249,315     3,644,132
  Seligman Cash Management Portfolio                   8,777,316     8,777,316
  Seligman Common Stock Portfolio                        774,502    12,080,361
  Seligman Communication & Information Portfolio       2,671,618    40,177,251
  Seligman Fixed Income Securities Portfolio             163,348     1,663,791
  Seligman Frontier Portfolio                            877,490    11,465,250
  Seligman Henderson Global Portfolio                    214,972     2,562,937
  Seligman Henderson Global Smaller Companies Portfolio  411,729     4,665,265
  Seligman High-Yield Bond Portfolio                     309,043     3,188,047
  Seligman Income Portfolio                              503,341     5,397,195
                                                        --------     ---------
                                TOTAL                 14,952,674    93,621,545

     11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:
                                                         SHARES      SALE PRICE
  Seligman Capital Portfolio                             47,134         692,868
  Seligman Cash Management Portfolio                    251,624         251,624
  Seligman Common Stock Portfolio                       222,530       3,420,281
  Seligman Communication & Information Portfolio        187,371       2,505,145
  Seligman Fixed Income Securities Portfolio             23,069         239,920
  Seligman Frontier Portfolio                            34,820         463,105
  Seligman Henderson Global Portfolio                     6,161          76,401
  Seligman Henderson Global Smaller Companies Portfolio  14,597         168,594
  Seligman High-Yield Bond Portfolio                      6,214          65,184
  Seligman Income Portfolio                             121,443       1,281,228
                                                        -------       ---------
                                TOTAL                   914,963       9,164,350

     12. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the fiscal
      year in reliance on rule 24f-2 (from Item 10):             $ 93,621,545

(ii) Aggregate price of shares issued in connection with
       dividend reinvestment plans (from Item 11):                + 9,164,350

(iii) Aggregate price of shares redeemed or repurchased
        during the fiscal year (if applicable):                  - 23,632,247

(iv) Aggregate price of shares redeemed or repurchased
       and previously applied as a reduction to filing fees
       pursuant to rule 24e-2 (if applicable):                   +

(v) Net aggregate price of securities sold and issued
      during the fiscal year in reliance on rule 24f-2 { line
      (i), plus line (ii), less line (iii), plus line (iv)}        79,153,648
                                                                   ----------
(vi) Multiplier prescribed by Section 6(b) of the Securities
       Act of 1933 or other applicable law or regulation:          x 0.000345

(vii) Fee due {line (i) or line (v) multiplied by line (vi)}:      $27,308.01
                                                                   ----------

     13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                                [      ]
     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:
                                           SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By (Signature and Title)
                                 Thomas G. Rose
                                 --------------
                                 Thomas G. Rose
                                   Treasurer
        Date  FEBRUARY 15, 1996